Inventory	12 Months Ended
Dec. 31, 2012
Inventory [Abstract]
Inventory

Note 3 - Inventory

The Company's inventory components as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
Total Gross Inventory, Finished Goods	581,000	465,000
Less: Inventory reserve	(269,000)	(218,000)
Total Inventory	$312,000	$247,000